Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advanced Series Trust
Entity Central Index Key	0000814679
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
AST INTERNATIONAL EQUITY PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST International Equity Portfolio
Class Name	AST International Equity Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST International Equity Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST International Equity Portfolio	$116	1.00%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities decisively outpaced their US counterparts in 2025, marking a notable reversal after several years of relative underperformance. Developed markets, as measured by the MSCI EAFE Index, returned 31.22%, while emerging markets gained an impressive 33.57%, as measured by the MSCI Emerging Markets Index. A weaker US dollar (USD) served as a meaningful macro tailwind, amplifying local currency gains for non-US markets in USD terms. Policy easing across major economies supported cyclical sectors, particularly banks, while structural reforms and an end to deflation helped boost equity performance in Japan. Emerging markets benefited from renewed earnings strength and supportive policy backdrops.
■
The Portfolio outperformed its MSCI EAFE Index (GD) benchmark during the reporting period, driven by risk exposure, as overexposures to price momentum by all subadvisors (Jennison Associates (Jennison), J.P. Morgan Asset Management (JPM), Putnam Investment Management
(Putnam), MFS Investment Management (MFS), and PGIM Quantitative Solutions (PQS)) added to relative returns. While PQS and MFS specifically target the momentum factor as part of their investment process, Jennison, Putnam, and JPM’s momentum exposure is a residual of their stock selection. During the reporting period, international markets favored companies that have maintained momentum for multiple years over those that exhibited more volatile price patterns. Additionally, Putnam, MFS, and PQS were overexposed to value factors such as book-to-price and earnings yield, which further enhanced the Portfolio’s relative returns. International companies with lower valuations substantially outperformed those with higher valuations during the reporting period, helping relative performance for Putnam, MFS, PQS and the Portfolio at large. On the other hand, Jennison and JPM did not participate as they were underexposed to value. Jennison and JPM focus on companies with higher earnings growth, rather than undervalued securities.
■
Security selection within the information technology sector, specifically the semiconductor industry, enhanced the Portfolio’s performance.
Subadvisors that benefited from being overweight in these stocks included Jennison, MFS, and JPM. These managers either look for growth companies or stocks within emerging markets where some of these companies are domiciled. On the other hand, PQS and Putnam did not participate, as these managers tend to focus on undervalued securities. Similar to US technology companies, international semiconductor companies have higher earnings growth rates and trade at higher valuations, and therefore, most do not meet PQS or Putnam’s investment criteria.
■
Finally, regarding derivative exposure, PQS utilized liquid futures to gain derivatives sector exposure. During the reporting period, these contracts had no significant impact on returns (positive or negative). Jennison, MFS, Putnam, and JPM did not use derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	32.84%	5.76%	10.00%
MSCI EAFE Index (GD)	31.89%	9.47%	8.72%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,655,842,105
Holdings Count | Holding	525
Advisory Fees Paid, Amount	$ 10,668,733
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 1,655,842,105
Number of portfolio holdings	525
Total advisory fees paid for the year	$ 10,668,733
Portfolio turnover rate for the year	84%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Banks	15.6%
Pharmaceuticals	6.0%
Unaffiliated Exchange-Traded Funds - Equity	5.8%
Insurance	5.5%
Semiconductors & Semiconductor Equipment	5.1%
Aerospace & Defense	3.5%
Metals & Mining	3.1%
Affiliated Mutual Fund - Short-Term Investment (1.8% represents investments purchased with collateral from securities on loan)	3.0%
Capital Markets	2.9%
Oil, Gas & Consumable Fuels	2.8%
Machinery	2.7%
Trading Companies & Distributors	2.3%
Automobiles	2.1%
Textiles, Apparel & Luxury Goods	2.0%
Electrical Equipment	2.0%
Industrial Conglomerates	2.0%
Diversified Telecommunication Services	1.8%
IT Services	1.6%
Food Products	1.6%
Consumer Staples Distribution & Retail	1.6%
Broadline Retail	1.5%
Construction & Engineering	1.5%
Electric Utilities	1.4%
Multi-Utilities	1.4%
Health Care Equipment & Supplies	1.3%
Household Durables	1.2%
Industry Classification	% of Net Assets
Hotels, Restaurants & Leisure	1.1%
Software	1.0%
Chemicals	1.0%
Tobacco	0.9%
Passenger Airlines	0.9%
Specialty Retail	0.9%
Entertainment	0.9%
Beverages	0.8%
Personal Care Products	0.8%
Wireless Telecommunication Services	0.7%
Interactive Media & Services	0.7%
Real Estate Management & Development	0.7%
Life Sciences Tools & Services	0.7%
Financial Services	0.7%
Biotechnology	0.7%
Building Products	0.6%
Health Care Providers & Services	0.6%
Professional Services	0.5%
Automobile Components	0.5%
Gas Utilities	0.5%
Construction Materials	0.5%
Others*	4.4%
101.4%
Liabilities in excess of other assets	(1.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

AST LARGE-CAP EQUITY PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Large-Cap Equity Portfolio
Class Name	AST Large-Cap Equity Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Large-Cap Equity Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Large-Cap Equity Portfolio	$90	0.84%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities delivered impressive returns during the reporting period, with the S&P 500 Index rising 17.88%, its third consecutive year of double-digit gains. However, the path higher was not linear throughout the reporting period. Tariffs and shifting trade policy weighed on risk sentiment early in the reporting period before markets rebounded sharply as uncertainty faded and the Federal Reserve pivoted toward rate cuts. Equity leadership remained concentrated in big technology names, though mounting scrutiny over artificial intelligence and growing bubble concerns contributed to a broadening of market leadership toward year-end.
■
Relative to the Portfolio’s S&P 500 Index, industry allocations, including underweight allocations in the healthcare providers and services sectors, specialized real estate investment trusts (REITs), and the broadline retail sector were the largest drivers of performance during the reporting period. Meanwhile, an overweight allocation to the electrical equipment sector also contributed to positive performance. In terms of additive selection choices, positions in the healthcare equipment and supplies, specialty retail, and information technology services sectors all contributed to the Portfolio’s relative returns.
■
Detracting most from the Portfolio’s performance relative to the Portfolio’s benchmark during the reporting period was underweight positioning in the semiconductors and semiconductor equipment sector. Additionally detracting from returns was selection in semiconductors, interactive media and services, as well as electronic equipment instruments and components sectors.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	14.88%	13.25%	12.47%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,949,172,759
Holdings Count | Holding	303
Advisory Fees Paid, Amount	$ 10,030,480
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 1,949,172,759
Number of portfolio holdings	303
Total advisory fees paid for the year	$ 10,030,480
Portfolio turnover rate for the year	73%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	12.7%
Software	9.8%
Interactive Media & Services	7.5%
Technology Hardware, Storage & Peripherals	7.0%
Financial Services	3.9%
Unaffiliated Exchange-Traded Funds - Equity	3.5%
Pharmaceuticals	3.5%
Affiliated Mutual Fund - Short-Term Investment (2.2% represents investments purchased with collateral from securities on loan)	3.3%
Capital Markets	3.3%
Broadline Retail	3.0%
Banks	2.9%
Biotechnology	2.9%
Specialty Retail	2.7%
Aerospace & Defense	2.7%
Insurance	2.3%
Health Care Equipment & Supplies	2.2%
Consumer Staples Distribution & Retail	2.0%
Hotels, Restaurants & Leisure	1.8%
Oil, Gas & Consumable Fuels	1.8%
Entertainment	1.6%
Electric Utilities	1.6%
Electrical Equipment	1.5%
Automobiles	1.4%
Consumer Finance	1.2%
Industry Classification	% of Net Assets
Machinery	1.1%
IT Services	1.0%
Beverages	0.9%
Health Care Providers & Services	0.8%
Food Products	0.8%
Communications Equipment	0.8%
Construction Materials	0.7%
Building Products	0.7%
Trading Companies & Distributors	0.7%
Energy Equipment & Services	0.7%
Ground Transportation	0.6%
Industrial REITs	0.6%
Commercial Services & Supplies	0.6%
Household Products	0.5%
Chemicals	0.5%
Professional Services	0.5%
Electronic Equipment, Instruments & Components	0.5%
Automobile Components	0.5%
Others*	3.6%
102.2%
Liabilities in excess of other assets	(2.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

AST LARGE-CAP GROWTH PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Large-Cap Growth Portfolio
Class Name	AST Large-Cap Growth Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Large-Cap Growth Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Large-Cap Growth Portfolio	$93	0.86%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities delivered impressive returns in 2025, with the S&P 500 Index rising 17.88%, its third consecutive year of double-digit gains.
However, the increase was not linear throughout the reporting period. Tariffs and shifting trade policy weighed on risk sentiment early in the reporting period, before markets rebounded sharply as uncertainty faded and the Federal Reserve pivoted toward rate cuts. Equity leadership remained concentrated in big tech, though mounting scrutiny over artificial intelligence and growing bubble concerns contributed to a broadening of market leadership toward the end of the reporting period.
■
Relative to its benchmark, the Russell 1000 Growth Index (the Index), the Portfolio underperformed during the reporting period. Relative to the
Index, the Portfolio’s sector allocation decisions were positive. However, security selection detracted from results.
■
Stock selection in the health care and consumer discretionary sectors detracted from Portfolio performance. Stock selection in the industrials and consumer staples sectors contributed to Portfolio performance. The Portfolio benefited from an underweight allocation to the consumer staples sector. Additionally, the Portfolio’s overweight allocation to the communications services, health care and industrials groups aided relative results.
■
From a style perspective, the Portfolio was positioned with neutral factor exposures. A modest tilt toward value securities was rewarded, offset by a slight overweight allocation to earnings quality and a small underweight allocation to momentum securities, which detracted from the
Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	17.06%	11.35%	16.27%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 8,058,913,798
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 47,525,437
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 8,058,913,798
Number of portfolio holdings	157
Total advisory fees paid for the year	$ 47,525,437
Portfolio turnover rate for the year	30%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	20.1%
Software	15.4%
Interactive Media & Services	10.1%
Technology Hardware, Storage & Peripherals	8.1%
Broadline Retail	6.1%
Unaffiliated Exchange-Traded Funds - Equity	4.7%
Financial Services	4.7%
Affiliated Mutual Fund - Short-Term Investment (2.4% represents investments purchased with collateral from securities on loan)	3.3%
Pharmaceuticals	2.9%
Automobiles	2.8%
Aerospace & Defense	2.6%
Health Care Equipment & Supplies	2.2%
Biotechnology	2.2%
Entertainment	2.1%
Hotels, Restaurants & Leisure	2.0%
Capital Markets	1.4%
Communications Equipment	1.1%
Industry Classification	% of Net Assets
Electronic Equipment, Instruments & Components	1.0%
IT Services	0.8%
Electrical Equipment	0.8%
Consumer Staples Distribution & Retail	0.7%
Specialty Retail	0.7%
Ground Transportation	0.6%
Electric Utilities	0.6%
Chemicals	0.6%
Health Care Providers & Services	0.5%
Consumer Finance	0.5%
Building Products	0.5%
Life Sciences Tools & Services	0.5%
Others*	2.8%
102.4%
Liabilities in excess of other assets	(2.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

AST LARGE-CAP VALUE PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Large-Cap Value Portfolio
Class Name	AST Large-Cap Value Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Large-Cap Value Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Large-Cap Value Portfolio	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities delivered impressive returns during the reporting period with the S&P 500 Index rising 17.88%, its third consecutive year of double-digit gains. However, the path higher was not linear throughout the reporting period. Tariffs and shifting trade policy weighed on risk sentiment early in the reporting period before markets rebounded sharply as uncertainty faded and the Federal Reserve pivoted toward rate cuts. Equity leadership remained concentrated in big tech, though mounting scrutiny over artificial intelligence and growing bubble concerns contributed to a broadening of market leadership toward the end of the reporting period.
■
Relative to the Portfolio’s benchmark, the Russell 1000 Value Index, solid stock selection from financials and technology sectors were the primary contributors of outperformance, with additional support from consumer discretionary and healthcare sector allocations. An overweight allocation to information technology and an underweight allocation to the consumer staples sectors also contributed to performance during the reporting period.
■
Stock selection in the communication services and materials sectors were the largest detractors relative to the Russell 1000 Value Index, with additional detractors in industrials and energy sector allocations. Additionally, an underweight allocation to the communication services and industrials sectors, and overweight allocation to the energy sector weighed negatively on returns.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	16.05%	12.97%	11.35%
S&P 500 Index	17.88%	14.42%	14.82%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 3,940,109,458
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 20,567,965
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 3,940,109,458
Number of portfolio holdings	406
Total advisory fees paid for the year	$ 20,567,965
Portfolio turnover rate for the year	44%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (9.5% represents investments purchased with collateral from securities on loan)	10.8%
Banks	9.6%
Oil, Gas & Consumable Fuels	5.9%
Health Care Providers & Services	5.0%
Semiconductors & Semiconductor Equipment	4.1%
Pharmaceuticals	4.1%
Machinery	4.0%
Capital Markets	3.9%
Insurance	3.5%
Chemicals	3.2%
Interactive Media & Services	3.1%
Unaffiliated Exchange-Traded Funds - Equity	3.1%
Financial Services	3.0%
Aerospace & Defense	2.8%
Health Care Equipment & Supplies	2.2%
Communications Equipment	2.2%
Consumer Finance	2.2%
Software	1.9%
Life Sciences Tools & Services	1.9%
Consumer Staples Distribution & Retail	1.8%
Electric Utilities	1.7%
Biotechnology	1.6%
Broadline Retail	1.6%
Construction Materials	1.5%
Automobiles	1.4%
Multi-Utilities	1.4%
Media	1.4%
Industry Classification	% of Net Assets
Metals & Mining	1.3%
Beverages	1.1%
Ground Transportation	1.1%
IT Services	1.0%
Technology Hardware, Storage & Peripherals	1.0%
Household Durables	1.0%
Passenger Airlines	0.9%
Tobacco	0.9%
Household Products	0.9%
Specialty Retail	0.9%
Electronic Equipment, Instruments & Components	0.8%
Air Freight & Logistics	0.8%
Hotels, Restaurants & Leisure	0.8%
Energy Equipment & Services	0.7%
Building Products	0.7%
Food Products	0.6%
Entertainment	0.6%
Specialized REITs	0.6%
Trading Companies & Distributors	0.6%
Wireless Telecommunication Services	0.5%
Diversified Telecommunication Services	0.5%
Electrical Equipment	0.5%
Others*	2.8%
109.5%
Liabilities in excess of other assets	(9.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

AST SMALL-CAP EQUITY PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Small-Cap Equity Portfolio
Class Name	AST Small-Cap Equity Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Small-Cap Equity Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Small-Cap Equity Portfolio	$101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities delivered impressive returns during the reporting period, with the S&P 500 Index rising 17.88%, its third consecutive year of double-digit gains. However, the path higher was not linear. Tariffs and shifting trade policy weighed on risk sentiment early in the reporting period before markets rebounded sharply as uncertainty faded and the Federal Reserve pivoted toward rate cuts. Equity leadership remained concentrated in big tech, though mounting scrutiny over artificial intelligence and growing bubble concerns contributed to a broadening of market leadership toward the end of the reporting period.
■
Stock selection in the health care and materials sectors was the largest detractor relative to the Russell 2000 Index, with additional weakness in the industrials and consumer staples sectors. Additionally, an overweight allocation to the consumer discretionary and financials sectors weighed negatively on returns.
■
Stock selection in the energy and technology sectors contributed to performance. An overweight allocation to the industrials sector and an underweight to the real estate sector also contributed to performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	7.41%	1.81%	10.39%
S&P 500 Index*	17.88%	14.42%	14.82%
Russell 2000 Index	12.81%	6.09%	9.62%
*The Portfolio compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 2,009,651,152
Holdings Count | Holding	1,905
Advisory Fees Paid, Amount	$ 13,859,729
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 2,009,651,152
Number of portfolio holdings	1,905
Total advisory fees paid for the year	$ 13,859,729
Portfolio turnover rate for the year	62%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (22.8% represents investments purchased with collateral from securities on loan)	23.8%
Banks	8.3%
Biotechnology	6.6%
Software	5.3%
Machinery	4.7%
Semiconductors & Semiconductor Equipment	4.6%
Oil, Gas & Consumable Fuels	3.6%
Capital Markets	3.4%
Electronic Equipment, Instruments & Components	3.1%
Unaffiliated Exchange-Traded Funds - Equity	3.1%
Specialty Retail	3.1%
Aerospace & Defense	3.0%
Insurance	2.9%
Construction & Engineering	2.9%
Hotels, Restaurants & Leisure	2.9%
Professional Services	2.8%
Financial Services	2.6%
Health Care Providers & Services	2.5%
Pharmaceuticals	2.4%
Energy Equipment & Services	2.0%
Electrical Equipment	2.0%
Health Care Equipment & Supplies	1.9%
Commercial Services & Supplies	1.8%
Industry Classification	% of Net Assets
Trading Companies & Distributors	1.6%
Building Products	1.6%
Diversified Consumer Services	1.5%
Chemicals	1.2%
Household Durables	1.1%
Consumer Finance	1.1%
Metals & Mining	1.1%
Consumer Staples Distribution & Retail	1.1%
Life Sciences Tools & Services	1.0%
Automobile Components	1.0%
Textiles, Apparel & Luxury Goods	0.8%
Media	0.7%
Broadline Retail	0.7%
Food Products	0.6%
Leisure Products	0.6%
Gas Utilities	0.5%
Ground Transportation	0.5%
Real Estate Management & Development	0.5%
Others*	6.0%
122.5%
Liabilities in excess of other assets	(22.5)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

AST BOND PORTFOLIO 2026
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2026
Class Name	AST Bond Portfolio 2026
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Bond Portfolio 2026 (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2026	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE
PORTFOLIO’S
PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2026) Zero Coupon Swaps Index, during the reporting period. Yield curve positioning also contributed positively to the Portfolio’s performance. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
There were no material detractors during the reporting period.
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures contributed positively to the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	5.19%	0.02%	2.35%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg Fixed Maturity (2026) Zero Coupon Swaps Index	4.83%	-0.25%	2.07%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 31,674,864
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 47,211
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 31,674,864
Number of portfolio holdings	9
Total advisory fees paid for the year	$ 47,211
Portfolio turnover rate for the year	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income (AST Target Maturity Central Portfolio)**	95.6%
Affiliated Mutual Fund - Short-Term Investment	2.5%
98.1%
Other assets in excess of liabilities	1.9%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST BOND PORTFOLIO 2027
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2027
Class Name	AST Bond Portfolio 2027
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Bond Portfolio 2027 (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2027	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED
THE
PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2027) Zero Coupon Swaps Index, during the reporting period.
■
The Portfolio’s yield curve positioning detracted from performance during the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures contributed positively to the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Since Inception (%)
Portfolio	5.99%	-0.67%	2.02%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg Fixed Maturity (2027) Zero Coupon Swaps Index	5.67%	-0.68%	2.03%
Portfolio Inception: 01/04/2016.
Since Inception
returns
are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Jan. 04, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 35,986,151
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 95,717
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 35,986,151
Number of portfolio holdings	8
Total advisory fees paid for the year	$ 95,717
Portfolio turnover rate for the year	9%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income (AST Target Maturity Central Portfolio)**	95.3%
Affiliated Mutual Fund - Short-Term Investment	2.5%
97.8%
Other assets in excess of liabilities	2.2%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST BOND PORTFOLIO 2028
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2028
Class Name	AST Bond Portfolio 2028
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Bond Portfolio 2028 (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778 .
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2028	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED
THE
PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2028) Zero Coupon Swaps Index, during the reporting period. Duration positioning also contributed positively to performance. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Portfolio’s yield curve positioning detracted from overall performance during the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures contributed positively to the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Since Inception (%)
Portfolio	7.02%	-0.99%	2.23%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	1.94%
Bloomberg Fixed Maturity (2028) Zero Coupon Swaps Index	6.35%	-1.10%	1.96%
Portfolio Inception: 01/03/2017.
Since Inception returns are provided because the
Portfolio
has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Jan. 03, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 59,889,921
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 252,668
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 59,889,921
Number of portfolio holdings	9
Total advisory fees paid for the year	$ 252,668
Portfolio turnover rate for the year	1%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income (AST Target Maturity Central Portfolio)**	95.8%
Affiliated Mutual Fund - Short-Term Investment	2.7%
98.5%
Other assets in excess of liabilities	1.5%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST BOND PORTFOLIO 2029
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2029
Class Name	AST Bond Portfolio 2029
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Bond Portfolio 2029 (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2029	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED
THE
PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2029) Zero Coupon Swaps Index, during the reporting period. Duration positioning also positively contributed to performance. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Portfolio’s yield curve positioning detracted from the Portfolio’s performance during the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures contributed positively to the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Since Inception (%)
Portfolio	7.78%	-1.51%	2.21%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	1.74%
Bloomberg Fixed Maturity (2029) Zero Coupon Swaps Index	6.81%	-1.54%	1.75%
Portfolio Inception: 01/02/2018.
Since
Inception
returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Jan. 02, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 4,015,828
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 4,015,828
Number of portfolio holdings	9
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	2%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income (AST Target Maturity Central Portfolio)**	95.1%
Affiliated Mutual Fund - Short-Term Investment	1.7%
96.8%
Other assets in excess of liabilities	3.2%
100.0%
**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST BOND PORTFOLIO 2030
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2030
Class Name	AST Bond Portfolio 2030
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Bond Portfolio 2030 (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2030	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S
PERFORMANCE
DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2030) Zero Coupon Swaps Index, during the reporting period. Duration positioning also contributed to relative performance during the reporting period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Portfolio’s yield curve positioning detracted from performance during the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures had a negligible impact on the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Since Inception (%)
Portfolio	8.04%	-1.80%	2.59%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	1.99%
Bloomberg Fixed Maturity (2030) Zero Coupon Swaps Index	7.20%	-1.99%	1.99%
Portfolio Inception: 01/02/2019.
Since
Inception
returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Jan. 02, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 49,382,139
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 171,253
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 49,382,139
Number of portfolio holdings	9
Total advisory fees paid for the year	$ 171,253
Portfolio turnover rate for the year	4%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income (AST Target Maturity Central Portfolio)**	95.3%
Affiliated Mutual Fund - Short-Term Investment	3.3%
98.6%
Other assets in excess of liabilities	1.4%
100.0%
**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST BOND PORTFOLIO 2031
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2031
Class Name	AST Bond Portfolio 2031
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Bond Portfolio 2031 (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2031	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2031) Zero Coupon Swaps Index, during the reporting period. Duration positioning also contributed to relative performance during the reporting period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Portfolio’s yield curve positioning detracted from performance during the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures detracted from the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Since Inception (%)
Portfolio	8.43%	-2.39%	0.05%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	0.91%
Bloomberg Fixed Maturity (2031) Zero Coupon Swaps Index	7.34%	-2.47%	-0.04%
Portfolio Inception: 01/02/2020.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inc
epti
on date.

Performance Inception Date	Jan. 02, 2020
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 65,962,538
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 296,446
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 65,962,538
Number of portfolio holdings	9
Total advisory fees paid for the year	$ 296,446
Portfolio turnover rate for the year	23%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income (AST Target Maturity Central Portfolio)**	95.7%
Affiliated Mutual Fund - Short-Term Investment	3.0%
98.7%
Other assets in excess of liabilities	1.3%
100.0%
**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST BOND PORTFOLIO 2032
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2032
Class Name	AST Bond Portfolio 2032
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Bond Portfolio 2032 (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2032	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED
THE
PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2032) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s yield curve and duration positioning also contributed positively to performance during the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
There were no material detractors during the reporting period.
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of cash bonds. The use of futures detracted from the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Since Inception (%)
Portfolio	8.73%	-3.00%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%
Bloomberg Fixed Maturity (2032) Zero Coupon Swaps Index	7.41%	-2.95%
Portfolio Inception: 01/04/2021.
Since Inception
returns
are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Jan. 04, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 67,351,630
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 287,404
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 67,351,630
Number of portfolio holdings	8
Total advisory fees paid for the year	$ 287,404
Portfolio turnover rate for the year	14%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income (AST Target Maturity Central Portfolio)**	95.6%
Affiliated Mutual Fund - Short-Term Investment	3.1%
98.7%
Other assets in excess of liabilities	1.3%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST BOND PORTFOLIO 2033
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2033
Class Name	AST Bond Portfolio 2033
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Bond Portfolio 2033 (the “Portfolio”) for the period o f January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2033	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point interest rate cuts in September, October, and December.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2033) Zero Coupon Swaps Index, during the reporting period. Duration and yield curve positioning also contributed to relative performance during the reporting period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates. A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
There were no material detractors during the reporting period.
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures detracted from the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Since Inception (%)
Portfolio	8.94%	-2.88%
Bloomberg US Aggregate Bond Index	7.30%	-0.07%
Bloomberg Fixed Maturity (2033) Zero Coupon Swaps Index	7.34%	-3.17%
Portfolio Inception: 01/03/2022.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Jan. 03, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 4,543,648
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2
025?

Portfolio’s net assets	$ 4,543,648
Number of portfolio holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	0%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income (AST Target Maturity Central Portfolio)**	93.5%
Affiliated Mutual Fund - Short-Term Investment	2.3%
95.8%
Other assets in excess of liabilities	4.2%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST BOND PORTFOLIO 2034
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2034
Class Name	AST Bond Portfolio 2034
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Bond Portfolio 2034 (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2034	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2034) Zero Coupon Swaps Index, during the reporting period.
■
The Portfolio’s duration and yield curve positioning detracted from performance during the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds. Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures detracted from the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Since Inception (%)
Portfolio	9.10%	3.33%
Bloomberg US Aggregate Bond Index	7.30%	4.66%
Bloomberg Fixed Maturity (2034) Zero Coupon Swaps Index	7.20%	2.62%
Portfolio Inception: 01/03/2023.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Jan. 03, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 10,779,318
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	205.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 10,779,318
Number of portfolio holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	205%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income (AST Target Maturity Central Portfolio)**	95.7%
Affiliated Mutual Fund - Short-Term Investment	1.8%
97.5%
Other assets in excess of liabilities	2.5%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST BOND PORTFOLIO 2035
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2035
Class Name	AST Bond Portfolio 2035
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Bond Portfolio 2035 (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2035	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2035) Zero Coupon Swaps Index, during the reporting period. Duration positioning also contributed to its relative performance during the reporting period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Portfolio’s yield curve positioning detracted from performance during the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures detracted from the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Since Inception (%)
Portfolio	9.21%	3.30%
Bloomberg US Aggregate Bond Index	7.30%	4.23%
Bloomberg Fixed Maturity (2035) Zero Coupon Swaps Index	6.92%	1.73%
Portfolio Inception: 01/02/2024.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Jan. 02, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 7,547,100
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 7,547,100
Number of portfolio holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	153%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income (AST Target Maturity Central Portfolio)**	94.9%
Affiliated Mutual Fund - Short-Term Investment	1.7%
96.6%
Other assets in excess of liabilities	3.4%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST BOND PORTFOLIO 2036
Shareholder Report [Line Items]
Fund Name	AST Bond Portfolio 2036
Class Name	AST Bond Portfolio 2036
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Bond Portfolio 2036 (the “Portfolio”) for the period of January 2, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Bond Portfolio 2036	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
The Portfolio’s position in the AST Target Maturity Central Portfolio was the most significant contributor to performance relative to its primary strategy benchmark, the Bloomberg Fixed Maturity (2036) Zero Coupon Swaps Index, during the reporting period. The Portfolio’s duration positioning also contributed to relative performance during the reporting period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.)
■
The Portfolio’s yield curve positioning detracted from performance during the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures detracted from the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of December 31, 2025
Since Inception (%)
Portfolio	7.90%
Bloomberg US Aggregate Bond Index	7.30%
Bloomberg Fixed Maturity (2036) Zero Coupon Swaps Index	6.35%
Portfolio Inception: 01/02/2025.
Since Inception returns are provided because the
Portfolio
has less than 10 fiscal years of returns. Since Inception returns for the
Indexes are
measured from the closest available month-end to the Portfolio’s inception date.

Performance Inception Date	Jan. 02, 2025
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 6,104,805
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 6,104,805
Number of portfolio holdings	8
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	3%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Investment Allocation	% of Net Assets
Affiliated Mutual Funds - Fixed Income (AST Target Maturity Central Portfolio)**	92.6%
Affiliated Mutual Fund - Short-Term Investment	2.8%
95.4%
Other assets in excess of liabilities	4.6%
100.0%

**
The AST Target Maturity Central Portfolio (“TMC Portfolio”) is available for investment only by the AST Target Maturity Bond Portfolios. Additional information on the TMC Portfolio’s investment holdings can be found in the TMC Portfolio’s reports filed with the Securities and Exchange Commission on Form N-CSR and in the TMC Portfolio’s holdings filed quarterly on Form N-PORT, and are available at www.sec.gov/edgar. Please refer to Appendix A within the Portfolio’s financial statements (Item 7 of Form N-CSR) for additional information related to the TMC Portfolio’s investments.

AST CORE FIXED INCOME PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Core Fixed Income Portfolio
Class Name	AST Core Fixed Income Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Core Fixed Income Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Core Fixed Income Portfolio	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Fixed income assets delivered broadly positive total returns during the reporting period as the Federal Reserve cut rates three times, front-end yields fell and carry plus select spread tightening lifted credit. The Bloomberg US Aggregate Index rose 7.30% during the reporting period, its best year since 2020. Investment grade corporate bonds outpaced US Treasuries as spreads stayed tight. The Bloomberg Global Aggregate
Index rose 8.17%, reflecting synchronized disinflation progress and easier global policy stances. Global treasuries gained amid falling front-end policy rates and resilient growth that limited long-end rallies. US high yield bonds posted steady gains on healthy carry and corporate fundamentals (bond carry is equal to income from coupons minus cost of funding), while global high yield bonds performed well, returning
6.3% during the reporting period.
■
Sector allocation and security selection drove the Portfolio’s performance relative to the Bloomberg US Aggregate Bond Index during the reporting period. Underweight allocations to US Treasuries and overweight allocations to structured finance sectors, such as collateralized loan obligations, commercial mortgage-backed securities, and asset-backed securities, were among the largest contributors to performance.
Security selection in investment grade corporate bonds was similarly additive.
■
Mortgage-backed securities selection detracted from performance, although the overall impact on performance was negligible.
■
The Portfolio used derivatives such as swaps, forwards, and futures to help manage duration positioning and yield curve exposure during the reporting period. The Portfolio also used credit derivatives in the form of the Credit Default Swap Index to manage credit risk, and in aggregate, these positions contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	7.15%	-1.10%	2.30%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 4,156,711,158
Holdings Count | Holding	2,938
Advisory Fees Paid, Amount	$ 16,902,682
Investment Company, Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 4,156,711,158
Number of portfolio holdings	2,938
Total advisory fees paid for the year	$ 16,902,682
Portfolio turnover rate for the year	175%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Credit Quality	% of Total Investments
AAA	13.4
AA	46.1
A	16.8
BBB	16.6
BB	1.2
B	0.6
CCC and Below	0.1
NR	2.8
Cash/Cash Equivalents	2.4
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2025.
■
Effective July 1, 2025, the Board of Trustees of Advanced Series Trust approved the termination of Western Asset Management Company,
LLC/Western Asset Management Company Limited as a subadviser to the Portfolio.

For more complete information, you should review the Portfolio’s current prospectus including any applicable supplements, and the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Adviser [Text Block]
Effective July 1, 2025, the Board of Trustees of Advanced Series Trust approved the termination of Western Asset Management Company,
LLC/Western Asset Management Company Limited as a subadviser to the Portfolio.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST GOVERNMENT MONEY MARKET PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Government Money Market Portfolio
Class Name	AST Government Money Market Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Government Money Market Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Government Money Market Portfolio	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Net Assets	$ 765,834,303
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 2,413,154
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?
Portfolio’s net assets	$ 765,834,303
Number of portfolio holdings	88
Total advisory fees paid for the year	$ 2,413,154

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Sector Classification	% of Net Assets
Repurchase Agreements	37.6%
U.S. Government Agency Obligations	35.9%
U.S. Treasury Obligations	29.1%
102.6%
Liabilities in excess of other assets	(2.6)%
100.0%

AST INVESTMENT GRADE BOND PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Investment Grade Bond Portfolio
Class Name	AST Investment Grade Bond Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Investment Grade Bond Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Investment Grade Bond Portfolio	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
Security selection and sector allocation were the main drivers of the Portfolio’s performance versus the Bloomberg US 5-10 Year Gov’t/Credit
Index during the reporting period. The Portfolio’s position in the AST PGIM Fixed Income Central Portfolio—along with its overweight allocation to, and security selection in, the collateralized loan obligations and non-agency collateralized mortgage-backed securities sectors—contributed to performance. Security selection in investment grade corporate bonds also contributed to performance.
■
The Portfolio’s duration and yield curve positioning detracted from performance during the reporting period. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities and is created by plotting the yields of different maturities for the same type of bonds. Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates).
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures detracted from the Portfolio’s performance. The Portfolio also used credit derivatives in the form of credit default swaps and the Credit Default Swap Index to manage credit risk, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	8.57%	-0.12%	3.39%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Bloomberg US 5-10 Year Government/Credit Bond Index	8.76%	-0.15%	2.55%
*The Portfolio compares its performance against this broad-
based
index in
response to
regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 6,590,410,475
Holdings Count | Holding	474
Advisory Fees Paid, Amount	$ 37,836,350
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 6,590,410,475
Number of portfolio holdings	474
Total advisory fees paid for the year	$ 37,836,350
Portfolio turnover rate for the year	105%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Credit Quality	% of Total Investments
AAA	25.8
AA	14.7
A	38.9
BBB	18.1
BB	0.7
B	0.3
NR	0.6
Cash/Cash Equivalents	0.9
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.

AST MULTI-SECTOR FIXED INCOME PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Multi-Sector Fixed Income Portfolio
Class Name	AST Multi-Sector Fixed Income Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Multi-Sector Fixed Income Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Multi-Sector Fixed Income Portfolio	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened, while credit spreads across a wide range of fixed income assets generally tightened. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25 basis point (bps) interest rate cuts in September, October, and December. US investment grade corporate bonds, as measured by the Bloomberg US
Corporate Index, posted total and excess returns over US Treasuries of 7.77% and 1.19%, respectively, over the reporting period.
Long-maturity US corporate bonds, as measured by the Bloomberg US Corporate Long Index, posted total and excess returns over US
Treasuries of 7.44% and 1.04%, respectively, during the period.
■
Security selection in the US investment grade corporate bond sector, along with an overweight allocation to the non-agency collateralized mortgage-backed securities sector, were the largest contributors to the Portfolio’s performance relative to the Portfolio’s Custom Blended Index during the reporting period. Within credit selection, the banking, media and entertainment, and upstream energy sectors also contributed positively to the Portfolio’s performance.
■
The combined impact of the Portfolio’s duration positioning (duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates) and yield curve strategies (a yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities and is created by plotting the yields of different maturities for the same type of bonds) detracted from performance. An underweight allocation to the short end of the US investment grade corporate yield curve and an overweight allocation to the long end of the US investment grade corporate yield curve also detracted from the Portfolio’s relative performance. Within credit selection, the healthcare and pharmaceuticals, chemicals, and electric utilities sectors detracted from performance.
■
During the reporting period, the Portfolio used credit derivatives in the form of the Credit Default Swap Index to manage credit risk, which had a negative impact on performance. The Portfolio also used foreign exchange forwards to hedge the currency risk on non-US dollar holdings, which had a negligible impact on performance. In addition, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase or sale of bonds. The use of futures contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	6.61%	-1.62%	3.26%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Custom Blended Index**	7.51%	-1.36%	3.43%
*The Portfolio compares its performance against this broad-based index in response to regulatory requirements.
**The Portfolio’s Custom Blended Index is a model portfolio consisting of the Bloomberg US Long Corporate Index (65%) and Bloomberg US Intermediate Corporate Index (35%),
which includes a cap of 7.5% on investments in the financials sector.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 9,195,761,830
Holdings Count | Holding	987
Advisory Fees Paid, Amount	$ 44,272,492
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 9,195,761,830
Number of portfolio holdings	987
Total advisory fees paid for the year	$ 44,272,492
Portfolio turnover rate for the year	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Credit Quality	% of Total Investments
AAA	8.2
AA	9.1
A	35.3
BBB	45.4
BB	0.8
NR	(0.2)
Cash/Cash Equivalents	1.4
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.

AST QUANTITATIVE MODELING PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Quantitative Modeling Portfolio
Class Name	AST Quantitative Modeling Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Quantitative Modeling Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Quantitative Modeling Portfolio	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The Portfolio’s performance relative to its Custom Blended Index was driven by several key contributors during the reporting period. Tactical positioning, particularly an overweight allocation to equities and an underweight allocation to fixed income, contributed to performance as the
Bloomberg U.S. Aggregate Index rate of return lagged global equities. Off-benchmark local currency exposures in Spain (IBEX-35) and Italy
(FTSE-MIB) also contributed to performance. Sub-advisor selection was additive to overall performance, with the International Core sleeve sub-advised by PGIM Quantitative Solutions (PQS) benefiting from the value orientation embedded in quantitative strategies. The Core Bond sleeve sub-advised by PGIM Fixed Income further enhanced results through strategic overweight allocations to “plus” sectors, including the strong performing high yield bond segment. Within equities, modest outperformance across both domestic and international core allocations, relative to the Russell 3000 Index and MSCI Europe, Australasia, and Far East Index (EAFE), respectively, provided an additional tailwind.
■
The shift toward a more defensive posture was a primary headwind to the Portfolio’s performance during the reporting period, as fixed income significantly underperformed equities amid their sharp rebound from April lows. Off-benchmark local currency exposure in Japan (TOPIX) also detracted from performance. The Portfolio’s allocation to cash weighed on returns relative to the Portfolio’s Custom Blended Index, while global bonds lagged US bonds, resulting in a negative contribution to performance from that segment. Within equities, the AST Small Cap Equity
Portfolio underperformed its benchmark, the Russell 2000 Index, due to a rally in lower-quality small-cap stocks typically avoided by active small-cap managers. The Vanguard Dividend Appreciation ETF detracted from performance as investors favored higher growth names, and large cap growth strategies continued to face challenges, given the outsized influence of mega cap stocks in the benchmark.
■
Several of the Portfolio’s sub-advisors used derivatives during the reporting period to efficiently gain certain market exposures and provide liquidity to shareholders. The use of derivatives did not have a material impact on the Portfolio’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	14.76%	7.62%	8.65%
S&P 500 Index	17.88%	14.42%	14.82%
Custom Blended Index*	16.86%	9.27%	10.51%
*
The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (60%), MSCI EAFE Index (GD) (15%), and Bloomberg US Aggregate Bond
Index (25%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 500,829,461
Holdings Count | Holding	1,078
Advisory Fees Paid, Amount	$ 3,034,854
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY
PORTFOLIO STATISTICS
AS OF 12/31/2025?

Portfolio’s net assets	$ 500,829,461
Number of portfolio holdings	1,078
Total advisory fees paid for the year	$ 3,034,854
Portfolio turnover rate for the year	95%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.2% represents investments purchased with collateral from securities on loan)	33.1%
Semiconductors & Semiconductor Equipment	5.4%
Unaffiliated Funds - Fixed Income	4.5%
U.S. Government Agency Obligations	4.3%
Software	3.9%
Banks	3.8%
Interactive Media & Services	3.0%
Technology Hardware, Storage & Peripherals	2.7%
Automobiles	2.5%
Collateralized Loan Obligations	2.4%
Unaffiliated Exchange-Traded Funds - Equity	2.3%
Pharmaceuticals	1.8%
U.S. Treasury Obligations	1.6%
Capital Markets	1.6%
Commercial Mortgage-Backed Securities	1.5%
Broadline Retail	1.5%
Financial Services	1.5%
Aerospace & Defense	1.4%
Oil, Gas & Consumable Fuels	1.2%
Insurance	1.1%
Machinery	0.9%
Residential Mortgage-Backed Securities	0.8%
Consumer Staples Distribution & Retail	0.8%
Industry Classification	% of Net Assets
Biotechnology	0.8%
Health Care Equipment & Supplies	0.8%
Health Care Providers & Services	0.7%
Specialty Retail	0.7%
Hotels, Restaurants & Leisure	0.7%
Electric Utilities	0.6%
Electrical Equipment	0.6%
Entertainment	0.6%
IT Services	0.6%
Pipelines	0.5%
Oil & Gas	0.5%
Chemicals	0.5%
Metals & Mining	0.5%
Electric	0.5%
Others*	9.0%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

AST BALANCED ASSET ALLOCATION PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Balanced Asset Allocation Portfolio
Class Name	AST Balanced Asset Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Balanced Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Balanced Asset Allocation Portfolio	$81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Relative to the Portfolio’s Custom Blended Index, tactical asset allocation was a key positive driver during the reporting period. An underweight allocation to fixed income and an overweight allocation to equities supported relative performance. Off-benchmark positions in gold, the S&P
500 Index, and the Health Care sector added meaningfully to performance, while exposures to local equity markets IBEX-35 (Spain) and FTSE
MIB (Italy) were also additive. Smaller contributions to performance came from off-benchmark allocations to emerging market debt and natural resources. Exposure to the S&P 500 Index via the overlay sleeve of the Portfolio sub-advised by PGIM Quantitative Solutions (PQS) further enhanced results, as it outperformed the Russell 1000 Index during the reporting period. Subadvisor allocations were generally positive, particularly within fixed income. The Core Plus bond sleeve sub-advised by PGIM Fixed Income (PFI) delivered solid results versus its benchmark, the Bloomberg US Aggregate Bond Index, driven by strategic overweight positioning to “plus” sectors such as the high yield bond sector, which was a standout performer within the fixed income segment. Within equities, modest outperformance across core domestic and international segments relative to their benchmarks contributed to performance. The International Core 1% Tracking Error sleeve sub-advised by PQS also outperformed relative to its benchmark, the MSCI Europe, Australasia, and Far East Index (EAFE), benefiting from its inherent value tilt within quantitative strategies.
■
The largest detractor from the Portfolio’s performance was cash exposure. Off-benchmark positions in the TOPIX (Japan) equity market and emerging market equities had a small negative impact. Minor detractors included off-benchmark exposures to commodities, high-yield bonds, and real estate investment trusts (REITs), all of which underperformed the Portfolio’s Custom Blended Index. Overall, US Treasury exposure via the overlay sleeve also weighed on results. Among individual strategies, the Vanguard Dividend Appreciation ETF was the most significant detractor from a manager selection standpoint, as investors continued to favor higher-growth stocks. The Putnam International Value Fund underperformed relative to the robust returns of the MSCI EAFE Value Index. Global bonds lagged domestic bonds, resulting in a negative contribution from that segment. Finally, the AST Small-Cap Equity Portfolio underperformed relative to its benchmark, the Russell 2000 Index, due to a rally in low-quality small-cap stocks, which are typically avoided by small-cap managers.
■
Several of the Portfolio’s sub-advisors used derivatives during the reporting period to efficiently gain certain market exposures and provide liquidity to shareholders. Index futures (a form of derivative security) were used to provide this liquidity and were not designed to add value to the Portfolio. The use of derivatives did not have a material impact on the Portfolio’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	14.35%	6.96%	8.05%
S&P 500 Index	17.88%	14.42%	14.82%
Custom Blended Index*	14.94%	7.34%	8.85%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (48%), MSCI EAFE Index (GD) (12%), and Bloomberg US Aggregate Bond
Index (40%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 23,202,337,564
Holdings Count | Holding	3,075
Advisory Fees Paid, Amount	$ 122,143,696
Investment Company, Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 23,202,337,564
Number of portfolio holdings	3,075
Total advisory fees paid for the year	$ 122,143,696
Portfolio turnover rate for the year	61%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS
OF
THE
PORTFOLIO’S
HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.3% represents investments purchased with collateral from securities on loan)	36.5%
Unaffiliated Exchange-Traded Funds - Equity	11.9%
Collateralized Loan Obligations	4.9%
Banks	3.9%
Semiconductors & Semiconductor Equipment	3.8%
U.S. Treasury Obligations	3.1%
Software	2.5%
Interactive Media & Services	2.0%
Sovereign Bonds	1.8%
Technology Hardware, Storage & Peripherals	1.8%
Pharmaceuticals	1.6%
Capital Markets	1.3%
Insurance	1.2%
Aerospace & Defense	1.2%
Unaffiliated Exchange-Traded Funds - Fixed Income	1.1%
Oil, Gas & Consumable Fuels	1.1%
Broadline Retail	1.0%
Financial Services	0.9%
Automobiles	0.8%
Machinery	0.7%
Biotechnology	0.7%
Industry Classification	% of Net Assets
Specialty Retail	0.6%
Health Care Equipment & Supplies	0.6%
Consumer Staples Distribution & Retail	0.6%
Electric Utilities	0.6%
Electrical Equipment	0.6%
Hotels, Restaurants & Leisure	0.6%
Entertainment	0.5%
Health Care Providers & Services	0.5%
Metals & Mining	0.5%
Commercial Mortgage-Backed Securities	0.5%
IT Services	0.5%
U.S. Government Agency Obligations	0.5%
Others*	10.7%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

AST MULTI-ASSET DIVERSIFIED PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Multi-Asset Diversified Portfolio
Class Name	AST Multi-Asset Diversified Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Multi-Asset Diversified Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Multi-Asset Diversified Portfolio	$84	0.78%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Relative to the Portfolio’s Custom Blended Index, tactical asset allocation was a meaningful driver of positive performance for the reporting period. An overweight allocation to equities and an underweight allocation to fixed income added value as global equities outperformed bonds.
Off-benchmark exposures to the health care sector and gold also enhanced results. Additional contributions to performance came from off-benchmark positions in high yield bonds and emerging market debt. Early in the reporting period, select local currency futures exposures within MSCI Europe, Australasia, and Far East (EAFE) markets, particularly Spain’s IBEX-35 and the UK’s FTSE MIB, further supported performance. Manager selection contributed to positive performance, led by robust results within international equity and supported by solid contributions from fixed income. The International Core 1% Tracking Error sleeve sub-advised by PGIM Quantitative Solutions (PQS) was the single largest contributor, with additional notable gains from the Core Plus Bond sleeve sub-advised by PGIM Fixed Income (PFI). Meaningful contributions to performance also came from the Liquid Alternatives sleeve sub-advised by the PGIM Strategic Investment Research Group
(SIRG) and the Quant Core 1% Tracking Error sleeve sub-advised by PQS. Smaller but positive contributions to performance were generated by the PGIM US Real Estate Fund, AST Large Cap Value Portfolio, and the Disciplined Equity sleeve sub-advised by PGIM
Jennison Associates.
■
The largest detractor from the Portfolio’s performance relative to the Portfolio’s Custom Blended Index was cash exposure. Off-benchmark positions in Japan’s TOPIX market and in emerging market equities had a modest negative impact as well. US Treasury exposure within the overlay sleeve sub-advised by PGIM Quantitative Solutions also detracted from performance. Among managers, the Putnam International
Value Fund lagged the solid gains of the MSCI EAFE Value Index and was the single largest detractor for the reporting period. Global bonds underperformed US bonds, resulting in a negative contribution to performance. Within US equities, dividend growth strategies struggled as investors favored more speculative and growth-oriented stocks. Lastly, the AST Small Cap Equity Portfolio underperformed its benchmark, the
Russell 2000 Index, due to a rally in lower quality small-cap stocks—an area typically avoided by active small-cap managers.
■
Several of the Portfolio’s sub-advisors used derivatives to efficiently gain certain market exposures and provide liquidity to shareholders. In general, bond sleeves used derivatives such as interest rate swaps, futures, options, and swaptions (i.e., options on interest rate swaps) to gain interest rate and inflation exposures to various countries quickly and efficiently. Alternative strategy sleeves used derivatives to produce uncorrelated sources of market exposure, such as using currency forwards or futures contracts to replicate the exposures of a universe of hedge funds, or as half of an arbitrage position to hedge another position in a sleeve. During the reporting period, the use of derivatives did not have a material impact on the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	15.55%	6.86%	8.28%
S&P 500 Index	17.88%	14.42%	14.82%
Custom Blended Index*	16.00%	7.98%	8.75%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (40%), MSCI EAFE Index (GD) (20%), Bloomberg US Aggregate Bond Index (25%),
Wilshire US REIT Index (3.33%), Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index (3.33%), Bloomberg Commodity Index (3.33%), and ICE BofA US 3-Month
Treasury Bill Index (5%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 5,309,646,531
Holdings Count | Holding	1,800
Advisory Fees Paid, Amount	$ 27,991,701
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 5,309,646,531
Number of portfolio holdings	1,800
Total advisory fees paid for the year	$ 27,991,701
Portfolio turnover rate for the year	73%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (4.3% represents investments purchased with collateral from securities on loan)	25.9%
U.S. Treasury Obligations	11.9%
Unaffiliated Exchange-Traded Funds - Equity	10.2%
Banks	4.0%
Semiconductors & Semiconductor Equipment	3.8%
Unaffiliated Funds - Alternative Investment	3.5%
Unaffiliated Exchange-Traded Funds - Fixed Income	2.8%
Software	2.5%
Collateralized Loan Obligations	2.4%
Pharmaceuticals	1.9%
Interactive Media & Services	1.9%
Technology Hardware, Storage & Peripherals	1.7%
Options Purchased	1.7%
Insurance	1.4%
Aerospace & Defense	1.3%
Capital Markets	1.3%
Sovereign Bonds	1.3%
Oil, Gas & Consumable Fuels	1.1%
Broadline Retail	1.1%
Financial Services	1.0%
Automobiles	0.9%
Machinery	0.7%
Specialized REITs	0.7%
Industry Classification	% of Net Assets
Electrical Equipment	0.7%
Biotechnology	0.7%
Metals & Mining	0.7%
Health Care Equipment & Supplies	0.7%
Electric Utilities	0.6%
Consumer Staples Distribution & Retail	0.6%
Unaffiliated Funds - Equity	0.6%
Specialty Retail	0.6%
Retail REITs	0.6%
Health Care REITs	0.6%
Hotels, Restaurants & Leisure	0.6%
IT Services	0.6%
Industrial REITs	0.5%
Entertainment	0.5%
Textiles, Apparel & Luxury Goods	0.5%
U.S. Government Agency Obligations	0.5%
Others*	9.6%
Options Written	(0.0)%**
104.2%
Liabilities in excess of other assets	(4.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO
THE
PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2025.
■
Effective May 1, 2025, the Portfolio’s name changed from AST Advanced Strategies Portfolio to AST Multi-Asset Diversified Portfolio.
For more complete information, you should review the Portfolio’s current prospectus including any applicable supplements, and the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Name [Text Block]	Effective May 1, 2025, the Portfolio’s name changed from AST Advanced Strategies Portfolio to AST Multi-Asset Diversified Portfolio.
Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST PGIM AGGRESSIVE MULTI-ASSET PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST PGIM Aggressive Multi-Asset Portfolio
Class Name	AST PGIM Aggressive Multi-Asset Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST PGIM Aggressive Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST PGIM Aggressive Multi-Asset Portfolio	$96	0.89%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, allocations across major asset classes was a key driver of the Portfolio’s performance relative to its benchmark. A general underweight allocation to fixed income, combined with an overweight allocation to equities, contributed to positive performance.
Off-benchmark positions in local indices including IBEX-35 (Spain) and FTSE MIB (Italy) further enhanced performance, as did exposures to commodities and gold. Additionally, a strategic allocation to emerging markets contributed to performance.
■
Sub-advisor selections were generally positive throughout the reporting period, particularly within fixed income and international equity. The
Core Plus Bond sleeve sub-advised by PGIM Fixed Income delivered meaningful outperformance relative to the Bloomberg US Aggregate
Bond Index (BAGG), driven by strategic overweight positioning to “plus” sectors, such as the high yield bond sector, which was a standout performer. Within international equity, the EAFE All Cap sleeve sub-advised by PGIM Quantitative Solutions (PQS) significantly outperformed the MSCI Europe, Australasia, Far East Index (EAFE). In domestic equities, the disciplined equity sleeve sub-advised by PGIM Jennison
Associates and the large cap low-tracking error sleeve sub-advised by PQS exceeded their benchmark, the Russell 1000 Index.
■
Detracting from the Portfolio’s performance was exposure to real estate. After delivering strong gains in 2024, real estate gave back much of that value in 2025 amid heightened interest rate volatility. Cash, which was a positive contributor during market turbulence earlier in the reporting period, detracted from performance as markets stabilized. Underperformance within the domestic growth equity segment also weighed on results. The Large Cap Growth sleeve sub-advised by PGIM Jennison Associates was the most significant detractor, as growth strategies continued to struggle against the dominance of the “Magnificent 7” stocks within the Russell 1000 Growth Index.
■
Several of the Portfolio’s sub-advisors used derivatives to gain specific exposures to various markets. The use of these derivative instruments allowed the sub-advisors to manage risk and express tactical views. During the reporting period, equity futures were used to efficiently fulfill exposure to the equity benchmarks, the Russell 3000 Index and MSCI EAFE Index. US Treasury futures of varying maturities were also used to gain liquid exposure to fixed income during the reporting period. In addition, these derivatives were used to manage duration (duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates), which helped offset the pullback and volatility in bonds caused by rising interest rates.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	16.00%	8.22%	8.26%
S&P 500 Index	17.88%	14.42%	14.82%
Custom Blended Index*	16.36%	8.59%	9.91%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (55%), MSCI EAFE Index (GD) (15%), and Bloomberg US Aggregate Bond
Index (30%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 13,731,307,939
Holdings Count | Holding	3,359
Advisory Fees Paid, Amount	$ 84,209,122
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 13,731,307,939
Number of portfolio holdings	3,359
Total advisory fees paid for the year	$ 84,209,122
Portfolio turnover rate for the year	73%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan)	21.8%
Unaffiliated Exchange-Traded Funds - Equity	10.0%
Semiconductors & Semiconductor Equipment	6.2%
Banks	4.2%
Software	4.2%
Interactive Media & Services	3.5%
Collateralized Loan Obligations	3.2%
U.S. Treasury Obligations	3.0%
Unaffiliated Exchange-Traded Funds - Fixed Income	2.6%
Technology Hardware, Storage & Peripherals	2.5%
Pharmaceuticals	2.5%
Aerospace & Defense	1.9%
Capital Markets	1.9%
Broadline Retail	1.8%
Financial Services	1.7%
Insurance	1.7%
Oil, Gas & Consumable Fuels	1.6%
Automobiles	1.3%
Sovereign Bonds	1.2%
Biotechnology	1.1%
Machinery	1.0%
IT Services	1.0%
Specialty Retail	1.0%
Industry Classification	% of Net Assets
Consumer Staples Distribution & Retail	1.0%
Health Care Equipment & Supplies	1.0%
Entertainment	0.9%
Electric Utilities	0.9%
Metals & Mining	0.9%
Health Care Providers & Services	0.8%
Electrical Equipment	0.8%
Hotels, Restaurants & Leisure	0.7%
Communications Equipment	0.6%
Electronic Equipment, Instruments & Components	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Diversified Telecommunication Services	0.5%
Chemicals	0.5%
Multi-Utilities	0.5%
Others*	10.5%
Options Purchased	0.3%
Options Written	(0.0)%**
101.8%
Liabilities in excess of other assets	(1.8)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2025.
■
 Effective May 1, 2025,
the Portfolio’s name changed from AST Prudential Growth Allocation Portfolio to AST PGIM Aggressive Multi-Asset
Portfolio
.
For more complete information, you should review the Portfolio’s current prospectus including any applicable supplements, and the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Name [Text Block]	Effective May 1, 2025, the Portfolio’s name changed from AST Prudential Growth Allocation Portfolio to AST PGIM Aggressive Multi-Asset Portfolio .
Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Preservation Asset Allocation Portfolio
Class Name	AST Preservation Asset Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Preservation Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Preservation Asset Allocation Portfolio	$86	0.81%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Overall tactical asset allocation was a key positive driver of the Portfolio’s performance relative to its custom blended index during the reporting period, as a general underweight allocation to fixed income and an overweight allocation to equities supported relative performance.
Off-benchmark positions in gold, S&P 500 Index, and the health care sector added meaningful value, while exposures to local equity markets including the IBEX-35 (Spain) and FTSE MIB (Italy) equity markets were also additive. Smaller contributions to performance came from off-benchmark allocations to emerging market debt and natural resources. Exposure to the S&P 500 Index via the overlay sleeve of the
Portfolio sub-advised by PGIM Quantitative Solutions (PQS) further enhanced results, as it outperformed the Russell 1000 Index during the period. Sub-advisor allocations were generally positive through the reporting period, particularly within fixed income. The Core Plus Bond sleeve sub-advised by PQS delivered solid results, driven by strategic overweight positioning to “plus” sectors, such as the high yield bond sector, which was a standout performer within fixed income. Within equities, modest outperformance across core domestic and international segments relative to the Russell 3000 Index and MSCI Europe, Australasia, and Far East Index (EAFE), respectively, contributed positively. The
International Core 1% Tracking Error sleeve sub-advised by PQS also outperformed its benchmark, the MSCI EAFE Index, benefiting from its inherent value tilt within quantitative strategies.
■
Cash exposure was the largest detractor from performance during the reporting period. Off-benchmark positions in the TOPIX (Japan) equity market and emerging market equities had a small negative impact. Minor detractors included off-benchmark exposures to commodities, high-yield bonds, and real estate investment trusts (REITs), which underperformed the Portfolio’s Custom Blended Index during the reporting period. Overall US Treasury exposure through the overlay sleeve also weighed on results. Among individual strategies, the Vanguard Dividend
Appreciation ETF was the most significant detractor from performance, as investors continued to favor higher-growth stocks. The Putnam
International Value Fund underperformed relative to the robust returns of the MSCI EAFE Value Index. Global bonds lagged domestic bonds, resulting in a negative contribution to performance from the global bond segment. Finally, the AST Small Cap Equity Portfolio underperformed its benchmark, the Russell 2000 Index, due to a rally in low-quality small-cap stocks, which are typically avoided by small-cap managers.
■
Several of the Portfolio’s sub-advisors used derivatives during the reporting period to efficiently gain certain market exposures and provide liquidity to shareholders. Index futures (a form of derivative security) were used to provide this liquidity and were not designed to add value to the Portfolio. The use of derivatives did not have a material impact on the Portfolio’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	11.33%	3.76%	5.45%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Custom Blended Index**	11.74%	4.12%	6.04%
*The Portfolio compares its performance against this broad-based index in response to regulatory requirements.
**The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (28%), MSCI EAFE Index (GD) (7%), and Bloomberg US Aggregate Bond
Index (65%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 3,127,722,841
Holdings Count | Holding	2,309
Advisory Fees Paid, Amount	$ 17,099,565
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 3,127,722,841
Number of portfolio holdings	2,309
Total advisory fees paid for the year	$ 17,099,565
Portfolio turnover rate for the year	50%

Holdings [Text Block]
Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	46.4%
Unaffiliated Exchange-Traded Funds - Equity	11.7%
Collateralized Loan Obligations	8.5%
U.S. Treasury Obligations	4.6%
Sovereign Bonds	3.1%
Banks	2.8%
Semiconductors & Semiconductor Equipment	1.6%
Unaffiliated Exchange-Traded Funds - Fixed Income	1.5%
Software	1.1%
Pharmaceuticals	0.8%
Interactive Media & Services	0.8%
Commercial Mortgage-Backed Securities	0.8%
Technology Hardware, Storage & Peripherals	0.7%
Industry Classi fica tion	% of Net Assets
Electric	0.7%
U.S. Government Agency Obligations	0.7%
Insurance	0.6%
Capital Markets	0.6%
Aerospace & Defense	0.5%
Others*	12.9%
Options Purchased	0.0%**
Options Written	(0.0)%**
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Aggressive Asset Allocation Portfolio
Class Name	AST Aggressive Asset Allocation Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Aggressive Asset Allocation Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Aggressive Asset Allocation Portfolio	$79	0.73%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Relative to the Portfolio’s Custom Blended Index, tactical asset allocation was a key positive driver during the reporting period. An underweight allocation to fixed income and an overweight allocation to equities supported relative performance. Off-benchmark positions in gold, the S&P
500 Index, and the Health Care sector added meaningfully to performance, while exposures to local equity markets IBEX-35 (Spain) and FTSE
MIB (Italy) were also additive. Smaller contributions to performance came from off-benchmark allocations to emerging market debt and natural resources. Exposure to the S&P 500 Index via the overlay sleeve of the Portfolio sub-advised by PGIM Quantitative Solutions (PQS) further enhanced results, as it outperformed the Russell 1000 Index during the reporting period. Subadvisor allocations were generally positive, particularly within fixed income. The Core Plus bond sleeve sub-advised by PGIM Fixed Income (PFI) delivered solid results versus its benchmark, the Bloomberg US Aggregate Bond Index, driven by strategic overweight positioning to “plus” sectors such as the high yield bond sector, which was a standout performer within the fixed income segment. Within equities, modest outperformance across core domestic and international segments relative to their benchmarks contributed to performance. The International Core 1% Tracking Error sleeve sub-advised by PQS also outperformed relative to its benchmark, the MSCI Europe, Australasia, and Far East Index (EAFE), benefiting from its inherent value tilt within quantitative strategies.
■
The largest detractor from the Portfolio’s performance was cash exposure. Off-benchmark positions in the TOPIX (Japan) equity market and emerging market equities had a small negative impact. Minor detractors included off-benchmark exposures to commodities, high-yield bonds, and real estate investment trusts (REITs), all of which underperformed the portfolio’s Custom Blended Index. Overall US Treasury exposure via the overlay sleeve sub-advised by PQS also weighed on results. Among individual strategies, the Vanguard Dividend Appreciation ETF was the most significant detractor from a manager selection standpoint, as investors continued to favor higher-growth stocks. The Putnam International
Value Fund underperformed relative to the robust returns of the MSCI EAFE Value Index. Global bonds lagged domestic bonds, resulting in a negative contribution from that segment. Finally, the AST Small-Cap Equity Portfolio underperformed relative to its benchmark, the Russell
2000 Index, due to a rally in low-quality small-cap stocks, which are typically avoided by small-cap managers.
■
Several of the Portfolio’s sub-advisors used derivatives during the reporting period to efficiently gain certain market exposures and provide liquidity to shareholders. Index futures (a form of derivative security) were used to provide this liquidity and were not designed to add value to the Portfolio. The use of derivatives did not have a material impact on the Portfolio’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	16.17%	8.81%	9.59%
S&P 500 Index	17.88%	14.42%	14.82%
Custom Blended Index*	16.86%	9.27%	10.51%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (60%), MSCI EAFE Index (GD) (15%), and Bloomberg US Aggregate Bond
Index (25%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 11,601,291,910
Holdings Count | Holding	2,526
Advisory Fees Paid, Amount	$ 58,194,025
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 11,601,291,910
Number of portfolio holdings	2,526
Total advisory fees paid for the year	$ 58,194,025
Portfolio turnover rate for the year	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (1.7% represents investments purchased with collateral from securities on loan)	33.0%
Unaffiliated Exchange-Traded Funds - Equity	12.0%
Semiconductors & Semiconductor Equipment	5.0%
Banks	4.2%
Software	3.5%
Interactive Media & Services	2.7%
Collateralized Loan Obligations	2.7%
Technology Hardware, Storage & Peripherals	2.4%
Pharmaceuticals	2.2%
U.S. Treasury Obligations	1.9%
Capital Markets	1.7%
Insurance	1.5%
Aerospace & Defense	1.5%
Oil, Gas & Consumable Fuels	1.4%
Broadline Retail	1.4%
Financial Services	1.2%
Sovereign Bonds	1.0%
Automobiles	1.0%
Machinery	0.9%
Unaffiliated Exchange-Traded Funds - Fixed Income	0.9%
Industry Classification	% of Net Assets
Biotechnology	0.9%
Specialty Retail	0.8%
Health Care Equipment & Supplies	0.8%
Consumer Staples Distribution & Retail	0.8%
Electric Utilities	0.8%
Electrical Equipment	0.8%
Hotels, Restaurants & Leisure	0.7%
Health Care Providers & Services	0.7%
Entertainment	0.6%
IT Services	0.6%
Metals & Mining	0.6%
Chemicals	0.5%
Others*	10.9%
Options Purchased	0.0%**
Options Written	(0.0)%**
101.6%
Liabilities in excess of other assets	(1.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since January 1, 2025.
■
Effective May 1, 2025, the Portfolio’s name changed from AST Capital Growth Asset Allocation Portfolio to AST Aggressive Asset Allocation
Portfolio.

For more complete information, you should review the Portfolio’s current prospectus including any applicable supplements, and the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at www.prudential.com/variableinsuranceportfolios or by request at (800) 346-3778.

Material Fund Change Name [Text Block]	Effective May 1, 2025, the Portfolio’s name changed from AST Capital Growth Asset Allocation Portfolio to AST Aggressive Asset Allocation Portfolio.
AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST J.P. Morgan Aggressive Multi-Asset Portfolio
Class Name	AST J.P. Morgan Aggressive Multi-Asset Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST J.P. Morgan Aggressive Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Aggressive Multi-Asset Portfolio	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Risk assets (equities and fixed income) delivered positive returns during the reporting period, with 2025 marking the first year since the
COVID-19 pandemic in which all major asset classes posted gains. The first half of the reporting period was shaped by heightened trade tensions as the US raised tariffs, but markets rebounded in the second half, fueled by fiscal and monetary stimulus and a broad risk-on rally.
Fears of tariff-driven inflation spikes and growing nervousness around the labor market set the stage for the Federal Reserve to cut rates by 75 basis points (bps) in the second half of 2025. In equities, US markets were driven by the ongoing investor enthusiasm over artificial intelligence
(AI), with communication services and information technology sectors outperforming, relative to other sectors. However, only two of the
“Magnificent Seven” tech companies surpassed the S&P 500’s 17.88% return. Growth stocks led in the US, but value outperformed in most other developed markets, resulting in similar global returns for both styles. Emerging market equities posted robust gains, led by China and supported by advances in other emerging markets’ domestic AI industries. Fixed income markets also performed well, with US Treasuries and high yield bonds posting modest gains. Emerging market debt led the sector during the reporting period, boosted by strong fundamentals and currency tailwinds. Despite persistent medium-term inflation concerns, central banks continued to normalize interest rates, and the reporting period underscored the importance of diversification as investors benefited from broad-based market strength.
■
The Portfolio underperformed its Custom Blended Index, composed of 85% MSCI World Index and 15% Bloomberg US Aggregate Bond Index,
by 4.03% over the reporting period. Tactical asset allocation decisions had a positive impact on performance overall, due to an overweight position in US financials and an underweight position in Japanese bonds, while developed non-US equities detracted from performance.
Security selection also had a negative impact on performance in aggregate. JP Morgan Global Select Equity ETF, JP Morgan Global Select
Equity SMA, and JP Morgan Small Cap Core SMA were the biggest detractors from performance, while JP Morgan Fixed Income Central Fund and JP Morgan Ultra-Short Income ETF were the largest contributors to performance.
■
During the reporting period, the Portfolio used forwards and futures to help manage positioning and exposure. The two largest derivative positions during the reporting period were in US Large Cap Equity Futures and US Government Bond Futures, both of which contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	14.03%	7.43%	9.06%
S&P 500 Index	17.88%	14.42%	14.82%
Custom Blended Index*	18.99%	10.27%	10.71%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the MSCI World Index (ND) (85%) and Bloomberg US Aggregate Bond Index (15%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 2,494,765,743
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 13,449,944
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 2,494,765,743
Number of portfolio holdings	283
Total advisory fees paid for the year	$ 13,449,944
Portfolio turnover rate for the year	72%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (7.1% represents investments purchased with collateral from securities on loan)	30.0%
Unaffiliated Exchange-Traded Funds - Equity	28.0%
Unaffiliated Exchange-Traded Funds - Fixed Income	10.9%
Banks	4.3%
Semiconductors & Semiconductor Equipment	4.1%
Capital Markets	2.2%
U.S. Treasury Obligations	1.9%
Interactive Media & Services	1.7%
Hotels, Restaurants & Leisure	1.5%
Software	1.2%
Broadline Retail	1.2%
Machinery	1.2%
Aerospace & Defense	1.2%
Pharmaceuticals	1.1%
Oil, Gas & Consumable Fuels	1.1%
Technology Hardware, Storage & Peripherals	1.0%
Industry Classification	% of Net Assets
Chemicals	0.9%
Insurance	0.9%
Industrial Conglomerates	0.7%
Building Products	0.6%
Electric Utilities	0.6%
Household Durables	0.6%
Financial Services	0.5%
Health Care Providers & Services	0.5%
Multi-Utilities	0.5%
Automobiles	0.5%
Entertainment	0.5%
Others*	7.7%
107.1%
Liabilities in excess of other assets	(7.1)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

AST J.P. MORGAN CONSERVATIVE MULTI-ASSET PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST J.P. Morgan Conservative Multi-Asset Portfolio
Class Name	AST J.P. Morgan Conservative Multi-Asset Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST J.P. Morgan Conservative Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Conservative Multi-Asset Portfolio	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Risk assets (equities and fixed income) delivered positive returns during the reporting period, with 2025 marking the first year since the
COVID-19 pandemic in which all major asset classes posted gains. The first half of the reporting period was shaped by heightened trade tensions as the US raised tariffs, but markets rebounded in the second half, fueled by fiscal and monetary stimulus and a broad risk-on rally.
Fears of tariff-driven inflation spikes and growing nervousness around the labor market set the stage for the Federal Reserve to cut rates by 75 basis points (bps) in the second half of 2025. US equity markets were driven by the ongoing investor enthusiasm over artificial intelligence (AI), with communication services and information technology sectors outperforming, relative to other sectors. However, only two of the “Magnificent
Seven” tech companies surpassed the S&P 500’s 17.88% return. Growth stocks led in the US, but value outperformed in most other developed markets, resulting in similar global returns for both styles. Emerging market equities posted robust gains, led by China and supported by advances in other emerging markets’ domestic AI industries. Fixed income markets also performed well, with US Treasuries and high yield bonds posting modest gains. Emerging market debt led the sector during the reporting period, boosted by strong fundamentals and currency tailwinds. Despite persistent medium-term inflation concerns, central banks continued to normalize interest rates, and the reporting period underscored the importance of diversification as investors benefited from broad-based market strength.
■
The Portfolio underperformed its Custom Blended Index, composed of 40% MSCI World Index and 60% Bloomberg US Aggregate Bond Index,
by 1.48% over the reporting period. Tactical asset allocation decisions had a positive impact on overall performance, driven by an overweight position in US financials and an underweight position in Japanese bonds, while developed non-US equities detracted from performance.
Security selection also negatively impacted performance in aggregate, with JP Morgan Global Select Equity ETF and JP Morgan Small Cap
Core SMA being the largest detractors, partially offset by positive contributions from JP Morgan Fixed Income Central Fund and JP Morgan
Ultra-Short Income ETF.
■
During the reporting period, the Portfolio used forwards and futures to manage positioning and exposure. The two largest derivative positions during the reporting period were in US Large Cap Equity Futures and US Government Bond Futures, both of which contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	10.37%	3.31%	5.19%
Bloomberg US Aggregate Bond Index*	7.30%	-0.36%	2.01%
Custom Blended Index**	12.94%	4.82%	6.41%
*The Portfolio compares its performance against this broad-based index in response to regulatory requirements.
**The Portfolio’s Custom Blended Index is a model portfolio consisting of the MSCI World Index (GD) (40%) and Bloomberg US Aggregate Bond Index (60%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 3,936,542,713
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 20,834,754
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 3,936,542,713
Number of portfolio holdings	208
Total advisory fees paid for the year	$ 20,834,754
Portfolio turnover rate for the year	21%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (0.6% represents investments purchased with collateral from securities on loan)	61.8%
Unaffiliated Exchange-Traded Funds - Equity	22.3%
Unaffiliated Exchange-Traded Funds - Fixed Income	7.4%
U.S. Treasury Obligations	1.3%
Banks	1.3%
Semiconductors & Semiconductor Equipment	0.8%
Industry Classification	% of Net Assets
Capital Markets	0.5%
Others*	5.2%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST J.P. Morgan Moderate Multi-Asset Portfolio
Class Name	AST J.P. Morgan Moderate Multi-Asset Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST J.P. Morgan Moderate Multi-Asset Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Moderate Multi-Asset Portfolio	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Risk assets (equities and fixed income) delivered positive returns during the reporting period, with 2025 marking the first year since the
COVID-19 pandemic in which all major asset classes posted gains. The first half of the reporting period was shaped by heightened trade tensions as the US raised tariffs, but markets rebounded in the second half, fueled by fiscal and monetary stimulus and a broad risk-on rally.
Fears of tariff-driven inflation spikes and growing nervousness around the labor market set the stage for the Federal Reserve to cut rates by 75 basis points (bps) in the second half of 2025. In equities, US markets were driven by the ongoing investor enthusiasm over artificial intelligence
(AI), with communication services and information technology sectors outperforming, relative to other sectors. However, only two of the
“Magnificent Seven” tech companies surpassed the S&P 500’s 17.88% return. Growth stocks led in the US, but value outperformed in most other developed markets, resulting in similar global returns for both styles. Emerging market equities posted robust gains, led by China and supported by advances in other emerging markets’ domestic AI industries. Fixed income markets also performed well, with US Treasuries and high yield bonds posting modest gains. Emerging market debt led the sector during the reporting period, boosted by strong fundamentals and currency tailwinds. Despite persistent medium-term inflation concerns, central banks continued to normalize interest rates, and the reporting period underscored the importance of diversification as investors benefited from broad-based market strength.
■
The Portfolio underperformed its Custom Blended Index, composed of 65% MSCI World Index and 35% Bloomberg US Aggregate Bond Index,
by 2.78% during the reporting period. Tactical asset allocation positively impacted performance, primarily due to an overweight position in US financials and an underweight position in Japanese bonds, while developed non-US equities detracted from performance. Security selection also negatively affected overall performance, with investments in JP Morgan Global Select Equity ETF and JP Morgan Small Cap Core SMA
being the largest detractors, while JP Morgan Fixed Income Central Fund and JP Morgan Ultra-Short Income ETF contributed positively to performance.
■
During the reporting period, the Portfolio used forwards and futures to manage positioning and exposure. The two largest derivative positions during the reporting period were US Large Cap Equity Futures and US Government Bond Futures, both of which contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	12.53%	5.61%	7.30%
S&P 500 Index	17.88%	14.42%	14.82%
Custom Blended Index*	16.21%	7.76%	8.73%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the MSCI World Index (ND) (65%) and Bloomberg US Aggregate Bond Index (35%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 1,988,944,716
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 10,292,664
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
WHAT ARE
SOME KEY PORTFOLIO
STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 1,988,944,716
Number of portfolio holdings	205
Total advisory fees paid for the year	$ 10,292,664
Portfolio turnover rate for the year	35%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (6.2% represents investments purchased with collateral from securities on loan)	47.9%
Unaffiliated Exchange-Traded Funds - Equity	36.5%
Unaffiliated Exchange-Traded Funds - Fixed Income	7.6%
Banks	2.1%
U.S. Treasury Obligations	1.6%
Semiconductors & Semiconductor Equipment	1.2%
Capital Markets	0.7%
Industry Classification	% of Net Assets
Machinery	0.6%
Insurance	0.6%
Others*	7.4%
106.2%
Liabilities in excess of other assets	(6.2)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets

AST MULTI-ASSET DIVERSIFIED PLUS PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Multi-Asset Diversified Plus Portfolio
Class Name	AST Multi-Asset Diversified Plus Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Multi-Asset Diversified Plus Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Multi-Asset Diversified Plus Portfolio	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Relative to the Portfolio’s Custom Blended Index, tactical asset allocation added to performance, with an overweight allocation to equities and an underweight allocation to fixed income benefiting performance during the reporting period. Off-benchmark exposures—including positions in gold, emerging market debt, and select Europe, Australasia, and Far East (EAFE) local currency futures such as Spain’s IBEX-35 and the UK’s
FTSE MIB—further supported returns, as did allocations to the S&P 500 Index and US Health Care sector. Securities selection was also a positive contributor to overall performance. International equity and liquid alternatives were the strongest areas of selection, supplemented by solid results within fixed income. The International Core 1% Tracking Error sleeve sub-advised by PGIM Quantitative Solutions (PQS) was the single largest contributor to performance, with additional strength from the Liquid Alternatives sleeve sub-advised by the PGIM Strategic
Investment Research Group (SIRG) and the Market Participation Strategy sleeve sub-advised by PQS. Within fixed income, the Core Plus bond sleeve sub-advised by PGIM Fixed Income delivered notable gains, while smaller, but positive, contributions came from the PGIM US Real
Estate Fund and the Quant Core 1% Tracking Error sleeve sub-advised by PQS, as well as the PSF Jennison Blend Fund.
■
The largest detractor from the Portfolio’s performance was an overweight allocation to Treasury Inflation-Protected Securities, while off-benchmark exposure to local TOPIX (Japan) equities also detracted from results. US Treasury exposure implemented via the overlay sleeve of the Portfolio sub-advised by PQS further reduced relative performance, and elevated cash holdings acted as an additional drag on Portfolio performance. The Putnam International Value Fund lagged the solid returns of the MSCI EAFE Value Index and was the single largest detractor from Portfolio performance. Global bonds underperformed their domestic counterparts, resulting in that segment detracting from
Portfolio returns. Within US equities, dividend growth strategies also struggled as investors favored more speculative and growth-oriented areas of the market.
■
Several of the Portfolio’s sub-advisors used derivatives to efficiently gain certain market exposures and provide liquidity to shareholders. In general, bond sleeves used derivatives such as interest rate swaps, futures, options, and swaptions (i.e., options on interest rate swaps) to gain interest rate and inflation exposures to various countries quickly and efficiently. Alternative strategy sleeves used derivatives to produce uncorrelated sources of market exposure, such as using currency forwards or futures contracts to replicate the exposures of a universe of hedge funds, or as half of an arbitrage position to hedge another position in a sleeve. During the reporting period, the use of derivatives did not have a material impact on the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Five Years (%)	Ten Years (%)
Portfolio	13.55%	5.58%	5.73%
S&P 500 Index	17.88%	14.42%	14.82%
Custom Blended Index*	13.75%	6.73%	6.82%
*The Portfolio’s Custom Blended Index is a model portfolio consisting of the Russell 3000 Index (20%), MSCI EAFE Index (GD) (20%), Bloomberg US Aggregate Bond Index (20%),
ICE BofA US 3-Month Treasury Bill Index (15%), Wilshire US REIT Index (9%), Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index (8%), and Bloomberg Commodity
Index (8%).

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 2,279,913,217
Holdings Count | Holding	1,318
Advisory Fees Paid, Amount	$ 16,207,874
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 2,279,913,217
Number of portfolio holdings	1,318
Total advisory fees paid for the year	$ 16,207,874
Portfolio turnover rate for the year	77%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (5.7% represents investments purchased with collateral from securities on loan)	24.7%
U.S. Treasury Obligations	15.0%
Unaffiliated Exchange-Traded Funds - Equity	12.3%
Unaffiliated Funds - Alternative Investment	10.8%
Unaffiliated Exchange-Traded Funds - Fixed Income	4.6%
Banks	2.6%
Unaffiliated Funds - Fixed Income	2.6%
Semiconductors & Semiconductor Equipment	2.2%
Collateralized Loan Obligations	1.9%
Specialized REITs	1.5%
Pharmaceuticals	1.5%
Software	1.4%
Retail REITs	1.3%
Health Care REITs	1.3%
Insurance	1.1%
Industrial REITs	1.0%
Interactive Media & Services	1.0%
Technology Hardware, Storage & Peripherals	0.9%
Aerospace & Defense	0.9%
Industry Classification	% of Net Assets
Capital Markets	0.9%
Oil, Gas & Consumable Fuels	0.8%
Residential REITs	0.7%
Broadline Retail	0.6%
Financial Services	0.6%
Automobiles	0.6%
Electrical Equipment	0.6%
Metals & Mining	0.6%
Machinery	0.6%
Health Care Equipment & Supplies	0.5%
Electric Utilities	0.5%
Others*	9.6%
Options Purchased	0.4%
Options Written	(0.0)%**
105.6%
Liabilities in excess of other assets	(5.6)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
**	Less than 0.05%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE PORTFOLIO THIS YEAR?
The following is a summary of certain changes to the Portfolio since
January 1, 2025
.
■
Effective May 1, 2025,
the Portfolio’s name changed from AST Academic Strategies Asset Allocation Portfolio to AST Multi-Asset Diversified
Plus Portfolio
.
■
Effective July 1, 2025, the Board of Trustees of Advanced Series Trust (the “Board”) approved the termination of Systematica Investments
Limited as a subadviser to the Portfolio.
■
Effective September 18, 2025, the Board approved the termination of Morgan Stanley Investment Management Inc. as a subadviser to the
Portfolio.
For more complete information, you should review the Portfolio’s current prospectus including any applicable supplements, and the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at
www.prudential.com/variableinsuranceportfolios

or by request at
(800) 346-3778.

Material Fund Change Name [Text Block]	the Portfolio’s name changed from AST Academic Strategies Asset Allocation Portfolio to AST Multi-Asset Diversified Plus Portfolio
Material Fund Change Adviser [Text Block]
■
Effective July 1, 2025, the Board of Trustees of Advanced Series Trust (the “Board”) approved the termination of Systematica Investments
Limited as a subadviser to the Portfolio.
■
Effective September 18, 2025, the Board approved the termination of Morgan Stanley Investment Management Inc. as a subadviser to the
Portfolio.

Updated Prospectus Phone Number	(800) 346-3778
Updated Prospectus Web Address	www.prudential.com/variableinsuranceportfolios
AST J.P. MORGAN FIXED INCOME CENTRAL PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST J.P. Morgan Fixed Income Central Portfolio
Class Name	AST J.P. Morgan Fixed Income Central Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST J.P. Morgan Fixed Income Central Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST J.P. Morgan Fixed Income Central Portfolio	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Macro conditions during the reporting period were shaped by shifting trade dynamics and robust policy support: the US raised tariffs to historic levels in the first half of 2025 before fiscal and monetary stimulus fueled a broad risk-on rally. Medium-term inflation concerns persisted, but fears of a tariff-driven price spike were alleviated, allowing central banks to continue normalizing interest rates throughout the reporting period.
The Federal Reserve delivered three rate cuts in late 2025, supporting financial conditions and boosting fixed income returns. US Treasuries and high yield bonds both posted modest gains, driven by higher all-in yields and tighter spreads. Emerging market debt outperformed expectations due to strong fundamentals and currency tailwinds. Global credit benefited from dollar weakness and spread tightening, while
European and Japanese government bonds lagged amid fiscal expansion and rising yields. Overall, supportive policy and resilient fundamentals helped fixed income markets deliver positive returns across most sectors.
■
The Portfolio outperformed the Bloomberg U.S. Aggregate Index during the reporting period, with the US Securitized and US Investment Grade
Credit sleeves contributing, and the Treasury and Agencies sleeves detracting, from the Portfolio’s overall performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Since Inception (%)
Portfolio	8.07%	5.07%
Bloomberg US Aggregate Bond Index	7.30%	4.38%
Portfolio Inception: 11/29/2022.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are
measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Nov. 29, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 3,603,494,116
Holdings Count | Holding	1,295
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 3,603,494,116
Number of portfolio holdings	1,295
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	43%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Credit Quality	% of Total Investments
AAA	4.6
AA	59.7
A	13.5
BBB	20.5
BB	1.4
B	0.2
NR	0.1
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.

AST PGIM FIXED INCOME CENTRAL PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST PGIM Fixed Income Central Portfolio
Class Name	AST PGIM Fixed Income Central Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST PGIM Fixed Income Central Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST PGIM Fixed Income Central Portfolio	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
Security selection and sector allocation helped drive the Portfolio’s outperformance versus the Bloomberg US Aggregate Bond Index during the reporting period. Overweight allocations to, and security selection in, the investment grade corporate bonds, mortgage-backed securities, non-agency collateralized mortgage-backed securities (CMBS), and non-agency mortgage-backed securities sectors were the largest contributors to performance. An overweight allocation to emerging markets and yield curve positioning also contributed to performance. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities and is created by plotting the yields of different maturities for the same type of bonds.) Security selection in the banking, media and entertainment, and midstream energy sectors also contributed to performance.
■
Security selection in emerging markets detracted from the Portfolio’s performance. Duration positioning and credit selection in the healthcare and pharmaceuticals industry also detracted from performance. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates).
■
During the reporting period, the Portfolio used futures and swaps to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures and swaps, in the aggregate, detracted from performance during the reporting period. The Portfolio also used credit derivatives in the form of credit default swaps and the Credit Default
Swap Index to manage credit risk, which had a negative impact on the Portfolio’s performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Since Inception (%)
Portfolio	8.24%	5.20%
Bloomberg US Aggregate Bond Index	7.30%	3.09%
Portfolio Inception: 06/27/2022.
Since Inception returns are provided because the Portfolio has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Jun. 27, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 9,882,812,942
Holdings Count | Holding	2,940
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 9,882,812,942
Number of portfolio holdings	2,940
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	123%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Credit Quality	% of Total Investments
AAA	19.3
AA	33.0
A	17.2
BBB	22.6
BB	2.2
B	0.8
CCC and Below	0.4
NR	2.9
Cash/Cash Equivalents	1.6
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.

AST TARGET MATURITY CENTRAL PORTFOLIO
Shareholder Report [Line Items]
Fund Name	AST Target Maturity Central Portfolio
Class Name	AST Target Maturity Central Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AST Target Maturity Central Portfolio (the “Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.prudential.com/variableinsuranceportfolios . You can also request this information by contacting us at (800) 346-3778.
Additional Information Phone Number	(800) 346-3778
Additional Information Website	www.prudential.com/variableinsuranceportfolios
Expenses [Text Block]
WHAT WERE THE PORTFOLIO COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AST Target Maturity Central Portfolio	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE PORTFOLIO’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, US Treasury yields declined and the yield curve steepened while credit spreads across a broad range of fixed income assets generally tightened as demand for yield remained robust. The US Federal Reserve’s easing cycle, which was paused in the first half of 2025, resumed with 25-basis point (bps) interest rate cuts in September, October, and December.
■
Overweight allocations to, and security selection in, the non-agency collateralized mortgage-backed AAA-rated, US investment grade corporate bond, collateralized loan obligations AAA-rated, and asset-backed securities sectors contributed the most to the Portfolio’s outperformance relative to the Bloomberg US Aggregate Index during the reporting period. Security selection in technology, aerospace and defense, and banking also contributed to performance. Duration (duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates) and yield curve positioning (a yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities and is created by plotting the yields of different maturities for the same type of bonds) also contributed to the Portfolio’s performance during the reporting period.
■
Security selection in the mortgage-backed securities sector detracted from performance during the period. Security selection in media and entertainment and healthcare and pharmaceuticals also detracted from performance.
■
During the reporting period, the Portfolio used futures to manage interest rate risk, which we believe is a more efficient way of managing interest rate risk than through the purchase and sale of bonds. The use of futures detracted from performance. The Portfolio also used credit derivatives in the form of credit default swaps and the Credit Default Swap Index to manage credit risk, which had a negligible impact on performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio's past performance is not a good predictor of the Portfolio's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of December 31, 2025
	One Year (%)	Since Inception (%)
Portfolio	7.69%	3.12%
Bloomberg US Aggregate Bond Index	7.30%	2.69%
Portfolio Inception: 04/25/2022.
Since Inception returns are provided beca
use the
Portfolio has less than 10
fiscal
years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Portfolio’s inception date.

Performance Inception Date	Apr. 25, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of applicable taxes, if any, that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 327,764,099
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	126.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY PORTFOLIO STATISTICS AS OF 12/31/2025?

Portfolio’s net assets	$ 327,764,099
Number of portfolio holdings	511
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	126%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE PORTFOLIO’S HOLDINGS AS OF 12/31/2025?

Credit Quality	% of Total Investments
AAA	26.6
AA	35.9
A	14.9
BBB	18.1
BB	0.9
B	0.2
NR	0.5
Cash/Cash Equivalents	2.9
Total Investments	100.0
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.

Credit Quality Explanation [Text Block]
Credit quality ratings shown above reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc.
(Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch) if ratings differ.  Where applicable, ratings are converted to the comparable S&P/Fitch rating category to illustrate credit rating breakdowns.  These NRSROs are independent and are widely used.  The Not Rated (NR) category consists of securities that have not been rated by a NRSRO.  Unrated investments do not necessarily indicate low credit quality. The ratings category may include derivative instruments that could have a negative value. Credit quality ratings are subject to change. Values may not sum to 100.0% due to rounding.